Revenue from Contracts with Customers - Account Receivables, Incremental Costs of Obtaining a Contract, and Contract Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivable	₩ 71,213	₩ 77,257
Incremental costs of obtaining a contract (Prepaid expenses)	1,557	1,722
Contract liabilities (Deferred revenue)	19,875	18,574
Micro-transaction revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities (Deferred revenue)	17,159	16,788
Royalties and license fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities (Deferred revenue)	2,426	101
Website and application development
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities (Deferred revenue)	₩ 290	₩ 1,685